REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
REVENUES
Summary of Service revenues by type of service

	Years ended December 31,
	2018	2017	2016
Mobile Services	57,776	4,274	7,736
Internet Services	37,742	19,354	13,789
Cable Television Services	36,067	39,914	36,929
Fixed and Data Services	23,149	1,897	996
Other services revenues	478	835	712
Subtotal Services revenues	155,212	66,274	60,162
Equipment revenues	12,834	375	243
Total Revenues	168,046	66,649	60,405